Investment Objectives and Goals - Sterling Capital Enhanced Core Bond ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Enhanced Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Sterling Capital Enhanced Core Bond ETF (the “Fund”) seeks high level of current income and a competitive total return.